Business Segment Information - Change In Cash And Cash Equivalents (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Cash provided by (used in) operating activities	$ 26,181	$ 30,637	$ (6,637)
Cash used in investing activities	(6,307)	(4,677)	(971)
Cash used in financing activities	(3,815)	(17,192)	(424)
Exchange rate effect on cash	(1,524)	76	(647)
Increase (decrease) in cash	14,535	8,844	(8,679)
Operating segments
Disclosure of operating segments [line items]
Cash provided by (used in) operating activities	26,181	30,637	(6,637)
Cash used in investing activities	(6,307)	(4,677)	(971)
Cash used in financing activities	(3,815)	(17,192)	(424)
Exchange rate effect on cash	(1,524)	76	(647)
Increase (decrease) in cash	14,535	8,844	(8,679)
Iron Ore Royalty | Operating segments
Disclosure of operating segments [line items]
Cash provided by (used in) operating activities	(7,028)	3,866	27,400
Exchange rate effect on cash	(576)	3	(2)
Increase (decrease) in cash	(7,604)	3,869	27,398
Industrial Equity | Operating segments
Disclosure of operating segments [line items]
Cash provided by (used in) operating activities	28,075	22,411	1,836
Cash used in investing activities	(9)	(3)	(1)
Cash used in financing activities	(158)	(148)	(208)
Exchange rate effect on cash	(1,694)	(72)	476
Increase (decrease) in cash	26,214	22,188	2,103
Merchant banking | Operating segments
Disclosure of operating segments [line items]
Cash provided by (used in) operating activities	25,455	6,949	260
Cash used in investing activities	(6,298)	(4,670)	(970)
Cash used in financing activities	(236)	(521)	(216)
Exchange rate effect on cash	1,103	1,625	(3,389)
Increase (decrease) in cash	20,024	3,383	(4,315)
All other segments | Operating segments
Disclosure of operating segments [line items]
Cash provided by (used in) operating activities	(20,321)	(2,589)	(36,133)
Cash used in investing activities		(4)
Cash used in financing activities	(3,421)	(16,523)
Exchange rate effect on cash	(357)	(1,480)	2,268
Increase (decrease) in cash	$ (24,099)	$ (20,596)	$ (33,865)